Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis Valuation Techniques (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2014
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair Value, Property and equipment
Fair Value, Identifiable intangible assets	29,010
Fair Value, Goodwill	4,537
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair Value, Property and equipment
Fair Value, Identifiable intangible assets	29,010
Fair Value, Goodwill	¥ 4,537
Valuation techniques	Guideline public company method
Property and equipment [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Valuation techniques	Discounted cash flow method
Unobservable Inputs, Discount rate	5.40%
Identifiable intangible assets [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Valuation techniques	Relief from royalty method
Unobservable Inputs, Discount rate	7.50%
Goodwill [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Valuation techniques	Discounted cash flow method
Unobservable Inputs, Discount rate	5.40%
Minimum [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Unobservable Inputs, EBITDA multiple	10.4
Maximum [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Unobservable Inputs, EBITDA multiple	11.4